Offerings	May 21, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1 per share
Fee Rate	0.01531%
Offering Note	1a. An indeterminate number of ordinary shares may be issued from time to time upon exercise, conversion or exchange of other securities. 2a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. 3a. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Note 2a. See Note 3a. 1b. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. 2b. Warrants covered by this registration statement cover ordinary shares.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Note 2a. See Note 3a. See Note 1b.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01531%
Offering Note	See Note 2a. See Note 3a. See Note 1b.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	See Note 2a. See Note 3a. See Note 1b.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See Note 2a. See Note 3a. See Note 1b. 1c. Each unit may be issued under one or more unit agreements and will represent an interest in one or more securities registered hereby, including ordinary shares or warrants.